SCHEDULE OF ACCOUNTS PAYABLES ACCRUALS AND OTHER PAYABLE (Details) - USD ($)	Aug. 31, 2022	Aug. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 110,782	$ 102,394
Accruals	106,048	9,500
Other payables	31,980	33,078
Total	$ 248,810	$ 144,972